FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Liquidity Risk (Details) R$ in Thousands	Mar. 30, 2020 USD ($)	Mar. 30, 2020 BRL (R$)	Jun. 30, 2020 BRL (R$)	Feb. 28, 2020 USD ($)	Feb. 14, 2020 USD ($)	Feb. 14, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)
Revolving credit facility | LIBOR
Financial Instruments and Risks Management
Repayments of borrowings/ Settlement amount	$ 500,000	R$ 2,638,221
Interest rate adjustment	1.30%	1.30%
Suzano Pulp and Paper Europe S.A | Export prepayment ("PPE") | LIBOR
Financial Instruments and Risks Management
Principle amount					$ 750,000	R$ 3,240,229
Interest rate adjustment					1.15%	1.15%
Suzano Pulp and Paper Europe S.A., Suzano Austria GmbH and Fibria Overseas Finance Ltd | Export prepayment ("PPE") | LIBOR
Financial Instruments and Risks Management
Principle amount					$ 850,000	R$ 3,672,259
Interest rate adjustment					1.15%	1.15%
Suzano Trading Ltd. | Make-whole Senior Notes | LIBOR
Financial Instruments and Risks Management
Principle amount | $				$ 189,630
Interest rate				5.875%
Liquidity risk
Financial Instruments and Risks Management
Financial Liabilities, Book Value			R$ 100,777,655				R$ 74,082,444
Financial liabilities, Future Value			141,532,481				108,690,925
Liquidity risk | Not later than one year
Financial Instruments and Risks Management
Financial liabilities, Future Value			15,609,741				13,485,638
Liquidity risk | Later than one year and not later than two years
Financial Instruments and Risks Management
Financial liabilities, Future Value			7,771,535				7,756,823
Liquidity risk | Later than two years and not later than five years
Financial Instruments and Risks Management
Financial liabilities, Future Value			53,060,464				31,848,867
Liquidity risk | Later than five years
Financial Instruments and Risks Management
Financial liabilities, Future Value			65,090,741				55,599,597
Liquidity risk | Trade accounts payable
Financial Instruments and Risks Management
Financial Liabilities, Book Value			2,081,533				2,376,459
Financial liabilities, Future Value			2,081,533				2,376,459
Liquidity risk | Trade accounts payable | Not later than one year
Financial Instruments and Risks Management
Financial liabilities, Future Value			2,081,533				2,376,459
Liquidity risk | Loans, financing and debentures
Financial Instruments and Risks Management
Financial Liabilities, Book Value			80,628,577				63,684,326
Financial liabilities, Future Value			110,480,401				89,708,210
Liquidity risk | Loans, financing and debentures | Not later than one year
Financial Instruments and Risks Management
Financial liabilities, Future Value			7,742,122				8,501,278
Liquidity risk | Loans, financing and debentures | Later than one year and not later than two years
Financial Instruments and Risks Management
Financial liabilities, Future Value			4,575,792				5,692,149
Liquidity risk | Loans, financing and debentures | Later than two years and not later than five years
Financial Instruments and Risks Management
Financial liabilities, Future Value			45,904,453				29,088,292
Liquidity risk | Loans, financing and debentures | Later than five years
Financial Instruments and Risks Management
Financial liabilities, Future Value			52,258,034				46,426,491
Liquidity risk | Lease liabilities
Financial Instruments and Risks Management
Financial Liabilities, Book Value			5,173,972				3,984,070
Financial liabilities, Future Value			9,733,128				7,109,966
Liquidity risk | Lease liabilities | Not later than one year
Financial Instruments and Risks Management
Financial liabilities, Future Value			842,789				559,525
Liquidity risk | Lease liabilities | Later than one year and not later than two years
Financial Instruments and Risks Management
Financial liabilities, Future Value			1,566,704				1,426,011
Liquidity risk | Lease liabilities | Later than two years and not later than five years
Financial Instruments and Risks Management
Financial liabilities, Future Value			2,064,169				1,186,386
Liquidity risk | Lease liabilities | Later than five years
Financial Instruments and Risks Management
Financial liabilities, Future Value			5,259,466				3,938,044
Liquidity risk | Liabilities for asset acquisition and subsidiaries
Financial Instruments and Risks Management
Financial Liabilities, Book Value			658,135				541,615
Financial liabilities, Future Value			744,790				618,910
Liquidity risk | Liabilities for asset acquisition and subsidiaries | Not later than one year
Financial Instruments and Risks Management
Financial liabilities, Future Value			134,005				103,132
Liquidity risk | Liabilities for asset acquisition and subsidiaries | Later than one year and not later than two years
Financial Instruments and Risks Management
Financial liabilities, Future Value			129,699				101,149
Liquidity risk | Liabilities for asset acquisition and subsidiaries | Later than two years and not later than five years
Financial Instruments and Risks Management
Financial liabilities, Future Value			365,836				315,989
Liquidity risk | Liabilities for asset acquisition and subsidiaries | Later than five years
Financial Instruments and Risks Management
Financial liabilities, Future Value			115,250				98,640
Liquidity risk | Derivative financial instruments
Financial Instruments and Risks Management
Financial Liabilities, Book Value			11,898,332				2,917,913
Financial liabilities, Future Value			18,155,523				8,299,319
Liquidity risk | Derivative financial instruments | Not later than one year
Financial Instruments and Risks Management
Financial liabilities, Future Value			4,556,320				1,488,906
Liquidity risk | Derivative financial instruments | Later than one year and not later than two years
Financial Instruments and Risks Management
Financial liabilities, Future Value			1,415,206				415,791
Liquidity risk | Derivative financial instruments | Later than two years and not later than five years
Financial Instruments and Risks Management
Financial liabilities, Future Value			4,726,006				1,258,200
Liquidity risk | Derivative financial instruments | Later than five years
Financial Instruments and Risks Management
Financial liabilities, Future Value			7,457,991				5,136,422
Liquidity risk | Other liabilities
Financial Instruments and Risks Management
Financial Liabilities, Book Value			337,106				578,061
Financial liabilities, Future Value			337,106				578,061
Liquidity risk | Other liabilities | Not later than one year
Financial Instruments and Risks Management
Financial liabilities, Future Value			252,972				456,338
Liquidity risk | Other liabilities | Later than one year and not later than two years
Financial Instruments and Risks Management
Financial liabilities, Future Value			R$ 84,134				R$ 121,723